Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
American Conservative Values ETF
Shareholder Report [Line Items]
Fund Name	American Conservative Values ETF
Class Name	American Conservative Values ETF
Trading Symbol	ACVF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Conservative Values ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at acvetfs.com/acv-fund-material/. You can also request this information by contacting us at (888) 909-6030.
Additional Information Phone Number	(888) 909-6030
Additional Information Website	acvetfs.com/acv-fund-material
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Conservative Values ETF	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform?

The American Conservative Values ETF (the "Fund") returned 14.82% for the period of August 1, 2024 to July 31, 2025 vs 16.33% for the S&P 500® Index and 16.54% for the Russell 1000® Total Return Index. The Fund invests substantially all of its assets in a portfolio of large-cap US equities and performance was affected by the boycotting of securities which in aggregate represent an active share (30%) of the S&P 500® benchmark. During the reporting period, the S&P 500®’s positive return masked a period of significant market volatility. Due to uncertainty around Trump’s tariffs, budget impact and Fed policy, the S&P 500® Index reached its maximum drawdown of -18.8% on April 8th, before rallying 27.7%, reaching an all-time high on July 27th. The equity market continues to be significantly influenced by the performance of the Magnificent Seven.

What affected the Fund’s performance?

The performance of our boycotts compared to what companies we overweight or replaced them with in the portfolio will always be the most significant driver of our relative returns to benchmarks. To minimize the resulting active risk, we remained broadly diversified and attempted to control multiple risk factors such as size, sector, and style. In aggregate, ACVF’s 39 boycotts, which represented approximately 30% of the S&P 500®, detracted 4.21% from performance, while what we did own contributed 3.62% to the one-year return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	One Year	Average Annual Total Return Since Inception
American Conservative Values ETF	14.82%	15.42%
S&P 500® Index	16.33%	15.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit acvetfs.com/fund/acv-etf-fund-data/ for more recent performance information.
Net Assets	$ 131,159,676
Holdings Count | Holdings	372
Advisory Fees Paid, Amount	$ 865,874
Investment Company, Portfolio Turnover	6.37%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Net Assets	$131,159,676
Number of Holdings	372
Total Advisory Fee	$865,874
Portfolio Turnover Rate	6.37%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Nvidia Corp.	8.33%
Microsoft Corp.	6.71%
Broadcom, Inc.	2.81%
Berkshire Hathaway Class B	1.80%
Mastercard, Inc. Class A	1.78%
Walmart, Inc.	1.77%
Cisco Systems, Inc.	1.76%
Home Depot, Inc.	1.53%
Oracle Corp.	1.53%
The Procter & Gamble Co	1.33%